PREPAID EXPENSES	12 Months Ended
Dec. 31, 2011
Prepaid Expenses [Abstract]
Prepaid Disclosure [Text Block]

8.          PREPAID EXPENSES

Prepaid expenses consist of the followings:

	December 31,	December 31,
	2011	2010
Issuance cost capitalized for equity component	$-	$5,144
Issuance cost capitalized for liability component	296,461	572,523
	$296,461	$577,667

As of November 3, 2010, the Company entered into a convertible notes purchase agreement, with certain institutional and accredited investors for the issuance and sale of an aggregate of approximately $7,045,000. The issuance cost was $577,667 with $5,144 for equity component and $572,523 for liability component. According to ASC 470-20-30-31, Issuance cost capitalized for equity component shall be allocated in proportion to the allocation of proceeds and accounted for as equity issuance cost. Therefore, $5,144 issuance cost should have been classified in equity. Due to immaterial amount, the Company corrected this error in 2011 according to ASC 250-10-50-7.